Basis of presentation - recoverability of deferred tax assets (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Deferred tax assets write-down [Table]
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset	€ 549
Italian tax jurisdiction [Member]
Deferred tax assets write-down [Table]
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset	446
Brazilian tax jurisdiction [Member]
Deferred tax assets write-down [Table]
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset	€ 103